Prospectus Supplement	April 30, 2021

Putnam Focused Equity Fund
Prospectus dated December 30, 2020

Effective April 30, 2021, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2020

Josh Fillman, Portfolio Manager, Analyst, portfolio manager of the fund since 2021

Walter Scully, Portfolio Manager, Analyst, portfolio manager of the fund since 2020

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective April 30, 2021, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

			Positions over past five
Portfolio managers	Joined fund	Employer	years
Jacquelyne Cavanaugh	2020	Putnam Management	Portfolio Manager, Analyst
		2012–Present
Josh Fillman	2021	Putnam Management	Portfolio Manager, Analyst
		2013–Present	Previously, Analyst
Walter Scully	2020	Putnam Management	Portfolio Manager, Analyst
		1996–Present	Previously, Assistant
			Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	April 30, 2021
Putnam Focused Equity Fund
Statement of Additional Information dated December 30, 2020

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Jacquelyne Cavanaugh, Josh Fillman and Walter Scully. These sub-sections are also supplemented with regards to Mr. Fillman as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of March 31, 2021. The other accounts may include accounts for which these individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts,
managed account
Portfolio	Other SEC-registered		Other accounts that pool		programs and single-
manager	open-end and closed-end		assets from more than one		sponsor defined
	funds		client		contribution plan
offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Josh Fillman	1	$46,100,000	0	$0	1	$2,100,000

Ownership of securities

As of March 31, 2021, Mr. Fillman owned no shares of the fund, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

SAI_624 – 4/21